S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jul. 24, 2026
Karan Thakur [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Karan Thakur
Mr. Thakur [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Thakur
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%